Schedule of Components of Deferred Tax Assets and Liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Deferred revenue	¥ 297,769	¥ 245,701
Net operating loss carryforwards	386,090	212,825
Accrued expenses and reserves	92,455	122,403
Operating lease liabilities	2,466	278
Other		909
Total deferred tax assets	778,780	582,116
Depreciation and amortization	18,144	9,725
Operating lease ROU assets	2,468	280
Total deferred tax liabilities	20,612	10,005
Less: Valuation allowance	(758,168)	(572,111)
Net deferred tax assets/(liabilities)